Restatement of Previously Issued Financial Statements	7 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements

2. Restatement of Previously Issued Financial Statements

In April 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Public and Private Placement warrants the Company issued in August 2020, the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on September 24, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets, and after discussion and evaluation, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40”). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on September 24, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company’s Statement of Operations each reporting period.

On May 4, 2021, the Company’s management and the Audit Committee concluded that, in light of the SEC Staff Statement, (i) certain items on the Company’s previously issued audited balance sheet dated as of September 24, 2020 included in the Company’s Current Report on Form 8-K filed September 30, 2020, (ii) the unaudited interim financial statements as of, and for the three months ended September 30, 2020 and the period from June 5, 2020 (inception) through September 30, 2020 included in the Company’s Quarterly Report on Form 10-Q for the period ended September 30, 2020 and (iii) the Company’s previously issued audited financial statements as of December 31, 2020 and for the period from June 5, 2020 (inception) through December 31, 2020 included in the Company’s Annual Report should no longer be relied upon and that it is appropriate to restate the Annual Report.

Impact of the Restatement

The impact of the restatement on the balance sheet, statement of operations and cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$346,569,722	$—	$346,569,722

Liabilities, redeemable non-controlling interest, and stockholders’ equity
Total current liabilities	292,647		292,647
Deferred underwriting commissions	12,075,000		12,075,000
Derivative warrant liabilities	—	40,685,669	40,685,669

Total liabilities	12,367,647	40,685,669	53,053,316
Class A common stock, $0.0001 par value; shares subject to possible redemption	329,202,070	(40,685,670)	288,516,400
Stockholders’ equity
Preferred stock 0 $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	158	407	565
Class B common stock - $0.0001 par value	863	—	863
Additional paid-in-capital	5,223,769	17,150,243	22,374,012
Accumulated deficit	(224,785)	(17,150,649)	(17,375,434)

Total stockholders’ equity	5,000,005	1	5,000,006

Total liabilities and stockholders’ equity	$346,569,722	$—	$346,569,722

	Period from June 5, 2020 (inception) through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(306,904)	$—	$(306,904)
Other income (expense):
Warrant issuance transaction costs	—	(889,980)	(889,980)
Change in fair value of derivative warrant liabilities	—	(16,260,669)	(16,260,669)
Interest earned on Trust Account	82,119	—	82,119

Total other income (expense)	82,119	(17,150,649)	(17,068,530)

Loss before provision for income taxes	(224,785)	(17,150,649)	(17,375,434)
Provision for income taxes	—	—	—

Net loss	$(224,785)	$(17,150,649)	$(17,375,434)

Weighted average shares outstanding of Class A common stock	34,500,000	—	34,500,000
Net income per share of common stock, Class A - basic and diluted	$—	—	$—
Weighted average shares outstanding of Class B common stock	8,030,048	—	8,030,048
Net loss per share of common stock, Class B - basic and diluted	$(0.03)		$(2.16)

	Period from June 5, 2020 (inception) through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(224,785)	$(17,150,649)	$(17,375,434)
Adjustment to reconcile net loss to net cash used in operating activities	(155,972)	17,150,649	16,994,677

Net cash used in operating activities	(380,757)	—	(380,757)
Net cash used in investing activities	(345,000,000)	—	(345,000,000)
Net cash provided by financing activities	346,501,860	—	346,501,860

Net change in cash	$1,121,103	$—	$1,121,103

The impact to the balance sheet dated September 24, 2020, filed on Form 8-K on September 30, 2020 related to the impact of accounting for public and private warrants as liabilities at fair value resulted in a $26,857,668 increase to the warrant liabilities line item on September 24, 2020 and a decrease to the Class A common stock subject to redemption mezzanine equity line item.

Impact of the Restatement on Quarterly Financial Statements (Unaudited)

The following tables contain unaudited quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement and revision of the Company’s financial statements as described in Note 2—Restatement of Previously Issued Financial Statements. The restatement and revision had no impact net loss, net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form 10-Q for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$346,748,913	$—	$346,748,913

Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	324,077		324,077
Deferred underwriting commissions	12,075,000		12,075,000
Derivative warrant liabilities	—	28,942,335	28,942,335

Total liabilities	12,399,077	28,942,335	41,341,412
Class A common stock, $0.0001 par value; shares subject to possible redemption	329,349,830	(28,942,330)	300,407,500
Stockholders’ equity
Preferred stock 0 $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	157	289	446
Class B common stock - $0.0001 par value	863	—	863
Additional paid-in-capital	5,076,010	5,407,021	10,483,031
Accumulated deficit	(77,024)	(5,407,315)	(5,484,339)

Total stockholders’ equity	5,000,006	(5)	5,000,001

Total liabilities and stockholders’ equity	$346,748,913	$—	$346,748,913

	Period from June 5, 2020 (inception) through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(78,788)	$—	$(78,788)
Other income (expense):
Warrant issuance costs	—	(889,980)	(889,980)
Change in fair value of derivative warrant liabilities	—	(4,517,335)	(4,517,335)
Interest earned on Trust Account	1,764	—	1,764

Total other income (expense)	1,764	(5,407,315)	(5,405,551)

Loss before provision for income taxes	(77,024)	(5,407,315)	(5,484,339)
Provision for income taxes	—	—	—

Net loss	$(77,024)	$(5,407,315)	$(5,484,339)

Weighted average shares outstanding of Class A common stock	34,500,000	—	34,500,000
Net income per share of common stock, Class A - basic and diluted	$—	—	$—
Weighted average shares outstanding of Class B common stock	8,625,000	—	8,625,000
Net loss per share of common stock, Class B - basic and diluted	$(0.01)		$(0.64)

	Period from June 5, 2020 (inception) through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(77,024)	$(5,407,315)	$(5,484,339)
Adjustment to reconcile net loss to net cash used in operating activities	32,842	5,407,315	5,440,157

Net cash used in operating activities	(44,182)	—	(44,182)
Net cash used in investing activities	(345,000,000)	—	(345,000,000)
Net cash provided by financing activities	346,503,715	—	346,503,715

Net change in cash	$1,459,533	$—	$1,459,533